DEFERRED TAX - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances	$ 1,062	$ 547
Tax effect of intangible assets	5,742	6,481
Tax effect of intangible liability	3,151	0
Roto Sports, Inc.
Disclosure Of Deferred Tax [Line Items]
Tax effect of intangible liability	2,179
Management’s Performance Projections for 2022 - 2026
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances unutilized	39,987	31,508
Trading losses and other allowances not recognized	34,129	20,576
Capital allowances	73,079	93,409
Capital allowance not recognized	$ 27,035	41,554
Increase In capital allowances		28,000
Ability to utilize capital allowance in recognition of deferred asset		$ 6,481